Finance Expense	6 Months Ended
Jun. 30, 2025
Finance Cost [Abstract]
Finance expense
3. Finance expense

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
	(in thousands)
	£	£	£	£
Revaluation loss from derivative financial instruments	(12,648)	—	(12,648)	—

The
revaluation
loss from derivative financial instruments of £12.6 million relates to the remeasurement of Series A and Series B warrants.